Western Digital Corporation 401(k) Plan - Additional Information (Detail) - USD ($)	12 Months Ended
	Jul. 01, 2016	Jul. 03, 2015	Jun. 27, 2014
Compensation and Retirement Disclosure [Abstract]
Terms of employer contribution	The Company has adopted the Western Digital Corporation 401(k) Plan (the “Plan”). The Plan covers substantially all domestic employees, subject to certain eligibility requirements. The Company makes a basic matching contribution on behalf of each participating eligible employee equal to fifty percent (50%) of the eligible participant’s pre-tax contributions for the contribution cycle not to exceed 5% of the eligible participant’s compensation; provided, however, that each eligible participant shall receive a minimum annual basic matching contribution equal to fifty percent (50%) of the first $4,000 of pre-tax contributions for any calendar year.
Defined contribution plan, employer matching contribution, percent	50.00%
Maximum percentage of compensation eligible for employer match	5.00%
Matching contribution of first amount	$ 4,000
Eligible compensation percentage	5.00%
Minimum amount of matching annual contribution	2.50%
Company contributions vest period	5 years
Company contributions	$ 20,000,000	$ 22,000,000	$ 21,000,000